CONDENSED INTERIM CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
REVENUES
Time charter revenues	$ 35,856	$ 23,345	$ 105,957	$ 67,799
Total revenues	35,856	23,345	105,957	67,799
OPERATING EXPENSES
Vessel operating expenses	(5,909)	(4,674)	(17,714)	(12,708)
Construction contract expenses	0	0	(151)	(315)
Administrative expenses	(2,067)	(2,336)	(7,289)	(7,036)
Depreciation and amortization	(5,264)	(2,647)	(15,789)	(7,912)
Total operating expenses	(13,240)	(9,657)	(40,943)	(27,971)
Equity in earnings (losses) of joint ventures	(7,321)	6,565	(962)	(2,010)
Operating income (loss)	15,295	20,253	64,052	37,818
FINANCIAL INCOME (EXPENSE), NET
Interest income	98	192	341	697
Interest expense	(7,739)	(6,283)	(23,227)	(19,043)
Gain (loss) on derivative instruments	571	517	1,481	1,178
Other items, net	(633)	(778)	(2,857)	(2,779)
Total financial income (expense), net	(7,703)	(6,352)	(24,262)	(19,947)
Income (loss) before tax	7,592	13,901	39,790	17,871
Income tax expense	(2,185)	(476)	(5,982)	(1,426)
Net income (loss)	5,407	13,425	33,808	16,445
Non-controlling interest in net income	2,899	0	8,455	0
Partners’ interest in net income (loss)	$ 2,508	$ 13,425	25,353	$ 16,445
Common unit public [Member]
FINANCIAL INCOME (EXPENSE), NET
Net income (loss)			$ 13,131
Earnings per unit
Earnings Per Share (basic and diluted)	$ 0.07	$ 0.51	$ 0.74	$ 0.61
Common unit Hoegh LNG [Member]
FINANCIAL INCOME (EXPENSE), NET
Net income (loss)			$ 1,694
Earnings per unit
Earnings Per Share (basic and diluted)	0.09	0.51	$ 0.80	0.63
Subordinated unit [Member]
FINANCIAL INCOME (EXPENSE), NET
Net income (loss)			$ 10,528
Earnings per unit
Earnings Per Share (basic and diluted)	$ 0.09	$ 0.51	$ 0.80	$ 0.63